UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brightline Capital Management, LLC

Address:  1120 Avenue of the Americas, Suite 1505
          New York, New York 10036

13F File Number: 028-14718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Nick Khera
Title:  Managing Member
Phone:  (212) 626-6829


Signature, Place and Date of Signing:

/s/ Nick Khera                  New York, New York             May 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  12

Form 13F Information Table Value Total: $41,334
                                         (thousands)


List of Other Included Managers: NONE

                                              FORM 13F INFORMATION TABLE
                                          Brightline Capital Management, LLC
                                                    March 31, 2012

COLUMN 1                     COLUMN  2   COLUMN 3    COLUMN 4           COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8

                             TITLE                    VALUE        SHRS OR   SH/ PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION     MANAGERS   SOLE   SHARED NONE
--------------              ---------   ------      ---------     --------  ---------  -----------    ---------  -----  ------- ----

D R HORTON INC                COM        23331A109     2,321        153,000  SH            SOLE                    153,000
EAGLE BULK SHIPPING INC       COM        Y2187A101     2,635      1,358,000  SH            SOLE                  1,358,000
EXCEL MARITIME CARRIERS LTD   COM        V3267N107     3,566      1,783,000  SH            SOLE                  1,783,000
FELCOR LODGING TR INC         COM        31430F101     3,388        941,000  SH            SOLE                    941,000
GRAMERCY CAP CORP             COM        384871109     1,629        610,000  SH            SOLE                    610,000
GENCO SHIPPING & TRADING LTD  SHS        Y2685T107     5,444        856,000  SH            SOLE                    856,000
GENWORTH FINL INC             COM CL A   37247D106     2,962        356,000  SH            SOLE                    356,000
MASCO CORP                    COM        574599106     7,808        584,000  SH            SOLE                    584,000
MUELLER WTR PRODS INC         COM SER A  624758108     5,178      1,555,000  SH            SOLE                  1,555,000
RUBY TUESDAY INC              COM        781182100     2,228        244,000  SH            SOLE                    244,000
ISTAR FINL INC                COM        45031U101     2,944        406,000  SH            SOLE                    406,000
TEEKAY TANKERS LTD            CL A       Y8565N102     1,232        203,000  SH            SOLE                    203,000



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